Employee Benefits - Significant Actuarial Assumptions Used to Determine Present Value of Defined Benefit Obligations (Detail)	Mar. 31, 2019	Mar. 31, 2018
Disclosure of defined benefit plans [abstract]
Discount rate	0.30%	0.30%